                       PROTECTED EQUITY PORTFOLIO CONTRACT


                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                     TO THE PROSPECTUS DATED APRIL 28, 2008


This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Protected Equity Portfolio Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.




The Variable Funding Options available under the Contract are:



METROPOLITAN SERIES FUND                           MetLife Stock Index Portfolio -- Class D
  BlackRock Money Market Portfolio -- Class A



The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    FEE TABLE

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   9%(1)
(as a percentage of the Purchase Payment withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   9%(2)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(3)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for ten years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               9%
         2 years               4 years               8%
         4 years               5 years               7%
         5 years               6 years               6%
         6 years               7 years               5%
         7 years               8 years               4%
         8 years               9 years               3%
         9 years               10 years              2%
        10+ years                                    0%


(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after ten years. The charge is as follows:

YEARS SINCE INITIAL PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               9%
         2 years               4 years               8%
         4 years               5 years               7%
         5 years               6 years               6%
         6 years               7 years               5%
         7 years               8 years               4%
         8 years               9 years               3%
         9 years               10 years              2%
        10+ years                                    0%


(3) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Separate Account)

Mortality and Expense Risk Charge..............................................    1.25%
Principal Protection Fee (maximum).............................................    2.50%*
Administrative Expense Charge..................................................    0.15%
                                                                                   ------
  Total Annual Separate Account Charges........................................    3.90%
                                                                                   ------



---------
* Generally, the Principal Protection Fee will be between 1.25% and 2.50%. The actual charge will vary due to market conditions and will be determined by us. The actual charge is set forth in your Contract and is nonrefundable (see "Charges and Deductions -- Principal Protection Fee" for more information).


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-874-1225.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      0.37%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
METROPOLITAN SERIES FUND
  BlackRock Money Market
     Portfolio -- Class A........     0.33%          --        0.02%           --             0.35%         0.01%         0.34%
  MetLife Stock Index
     Portfolio -- Class D........     0.25%        0.10%       0.02%           --             0.37%         0.01%         0.36%






The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.




                              THE ANNUITY CONTRACT

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THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN

AN UNDERLYING FUND PROSPECTUS BY CALLING 800-874-1225 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
METROPOLITAN SERIES FUND
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class D              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC



                             CHARGES AND DEDUCTIONS

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The following information has been added to the "WITHDRAWAL CHARGE" section:





For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.



                        MISCELLANEOUS CONTRACT PROVISIONS

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The following information has been added to the "TERMINATION" section:



In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.





                                OTHER INFORMATION

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FINANCIAL STATEMENTS





The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.